Risk Management (Details) - Schedule of regulatory capital $ in Thousands	Dec. 31, 2021 CLP ($)
Schedule of regulatory capital [Abstract]
Common Equity Tier 1 capital (CET1)	$ 3,494,580,000
Common Equity Tier 1 capital (CET1)	5.73%
Regulatory capital	$ 5,776,831
Regulatory capital	15.86%